INCOME TAXES - Significant components of the Company's deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 265,799	$ 139,899
Tax credit carryforwards	40,454	18,076
Share-based compensation expense	2,554	4,191
Depreciation	499	210
Accrued compensation and vacation	2,498	699
Interest	489	409
Tenant improvement allowance	8,777	7,757
Accruals and reserves	39,502	3,577
Other	1
Total deferred tax assets	360,573	174,818
Valuation allowance	(360,573)	(174,818)
Undistributed earnings from its foreign subsidiaries	0	0
Deferred tax liability	$ 0	$ 0